GROUP STATEMENT OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GROUP STATEMENT OF CHANGES IN EQUITY
Cumulative translation loss within other reserves	$ 452	$ 350	$ 297
Capital reserve	$ 2,266	$ 2,266	$ 2,266